Document and Entity Information	0 Months Ended
Feb. 22, 2013
Risk/Return:
Document Type	497
Document Period End Date	Feb 22, 2013
Registrant Name	First Investors Equity Funds
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Feb 26, 2013
Document Effective Date	Feb 25, 2013
Prospectus Date	Feb 25, 2013

FIRST INVESTORS CASH MANAGEMENT FUND | FIRST INVESTORS CASH MANAGEMENT FUND
FIRST INVESTORS CASH MANAGEMENT FUND
Investment Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A	CLASS B	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS CASH MANAGEMENT FUND	CLASS A		CLASS B		Institutional Class
Management Fees	0.50%	[1]	0.50%	[1]	0.50%	[2]
Distribution and Service (12b-1) Fees	none	[1]	0.75%	[1]	none	[2]
Other Expenses	0.50%	[1]	0.39%	[1]	0.16%	[2],[3]
Total Annual Fund Operating Expenses	1.00%	[1]	1.64%	[1]	0.66%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	102	318	552	1,225
CLASS B	567	817	1,092	1,773
Institutional Class	67	211	368	822

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS CASH MANAGEMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	102	318	552	1,225
CLASS B	167	517	892	1,773
Institutional Class	67	211	368	822

Principal Investment Strategies:
The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Principal Risks:
Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking income, and

■ Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline.  This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity Risk.  The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Yield Risk.  The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS CASH MANAGEMENT FUND		1 Year	5 Years	10 Years
CLASS A	[1]	none	0.43%	1.44%
CLASS B	[1]	(4.00%)	(0.16%)	1.01%
[1]	No performance information is presented for Institutional Class shares because the share class has not been in existence for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS CASH MANAGEMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking income, and

■ Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline.  This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity Risk.  The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Yield Risk.  The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows the Fund's average annual returns for 1, 5, and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 1.14% (for the quarter ended September 30, 2007).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,773
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,773
1 Year	rr_AverageAnnualReturnYear01	(4.00%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.16%)	[2]
10 Years	rr_AverageAnnualReturnYear10	1.01%	[2]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.70%
Annual Return 2005	rr_AnnualReturn2005	2.45%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	1.96%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
1 Year	rr_AverageAnnualReturnYear01	none	[2]
5 Years	rr_AverageAnnualReturnYear05	0.43%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822

[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	No performance information is presented for Institutional Class shares because the share class has not been in existence for a full calendar year.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS GOVERNMENT FUND | FIRST INVESTORS GOVERNMENT FUND
FIRST INVESTORS GOVERNMENT FUND
Investment Objective:
The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GOVERNMENT FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GOVERNMENT FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.66%	[1]	0.66%	[1]	0.66%	[2]	0.66%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.22%	[1]	0.31%	[1]	0.25%	[2],[3]	0.11%	[2],[3]
Total Annual Fund Operating Expenses	1.18%	[1]	1.97%	[1]	0.91%	[2]	0.77%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	688	928	1,187	1,924
CLASS B	600	918	1,262	2,091
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS GOVERNMENT FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	688	928	1,187	1,924
CLASS B	200	618	1,062	2,091
Advisor Class	93	290	504	1,120
Institutional Class	79	246	428	954

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

The Fund invests in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities that are issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, such as securities that are guaranteed by the Government National Mortgage Association (“GNMA”), and (c) securities that are issued or guaranteed by agencies or instrumentalities that are sponsored by Congress but whose securities are not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality and the right to borrow from the U.S. Treasury, such as the securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

The Fund uses a “top down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Principal Risks:
You can lose money by investing in the Fund.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  The Fund is intended for investors who:

■ Are seeking an investment which offers both current income and a low degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS GOVERNMENT FUND		1 Year	5 Years	10 Years
CLASS A	[1]	(4.54%)	3.70%	3.54%
CLASS B	[1]	(3.30%)	3.87%	3.56%
After Taxes on Distributions CLASS A	[1]	(5.60%)	2.33%	2.03%
After Taxes on Distributions and Sales CLASS A	[1]	(2.95%)	2.28%	2.08%
Citigroup Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	[1][2]	2.30%	5.52%	4.92%
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)	[1]	2.36%	5.99%	5.21%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The Fund has elected to use the Citigroup Government/Mortgage Index because it reflects how the Fund is currently being managed. After this year, the Fund will not show a comparison to the BofA Merrill Lynch GNMA Master Index.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”).

The Fund invests in all types of U.S. Government Securities, which may include (a) U.S. Treasury obligations, (b) securities that are issued or guaranteed by U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Government, such as securities that are guaranteed by the Government National Mortgage Association (“GNMA”), and (c) securities that are issued or guaranteed by agencies or instrumentalities that are sponsored by Congress but whose securities are not guaranteed by the U.S. Government and are backed solely by the credit of the issuing agency or instrumentality and the right to borrow from the U.S. Treasury, such as the securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

The Fund uses a “top down” approach in making investment decisions based on its assessment of interest rates, economic and market conditions, and the relative values of different types of U.S. Government securities.  In selecting investments, the Fund considers, among other factors, maturity, yield, relative value and, in the case of mortgage-backed securities, coupon and weighted average maturity.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  The Fund is intended for investors who:

■ Are seeking an investment which offers both current income and a low degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Risks: You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 3.66% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2006
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Citigroup Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	5.52%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	4.92%	[1],[2]
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.36%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.21%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
Annual Return 2003	rr_AnnualReturn2003	2.18%
Annual Return 2004	rr_AnnualReturn2004	3.22%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	3.46%
Annual Return 2007	rr_AnnualReturn2007	5.79%
Annual Return 2008	rr_AnnualReturn2008	6.47%
Annual Return 2009	rr_AnnualReturn2009	5.13%
Annual Return 2010	rr_AnnualReturn2010	5.96%
Annual Return 2011	rr_AnnualReturn2011	5.88%
Annual Return 2012	rr_AnnualReturn2012	1.30%
1 Year	rr_AverageAnnualReturnYear01	(4.54%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.54%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.60%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.03%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.28%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.08%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	600
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
1 Year	rr_AverageAnnualReturnYear01	(3.30%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.56%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4],[5]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4],[5]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The Fund has elected to use the Citigroup Government/Mortgage Index because it reflects how the Fund is currently being managed. After this year, the Fund will not show a comparison to the BofA Merrill Lynch GNMA Master Index.
[3]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[4]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[5]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS INVESTMENT GRADE FUND | FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS INVESTMENT GRADE FUND
Investment Objective:
The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS INVESTMENT GRADE FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.66%	[1]	0.66%	[1]	0.66%	[2]	0.66%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.21%	[1]	0.34%	[1]	0.23%	[2],[3]	0.09%	[2],[3]
Total Annual Fund Operating Expenses	1.17%	[1]	2.00%	[1]	0.89%	[2]	0.75%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	687	925	1,182	1,914
CLASS B	603	927	1,278	2,113
Advisor Class	91	284	493	1,096
Institutional Class	77	240	417	930

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS INVESTMENT GRADE FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	687	925	1,182	1,914
CLASS B	203	627	1,078	2,113
Advisor Class	91	284	493	1,096
Institutional Class	77	240	417	930

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment which offers current income and a moderate degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.

Derivatives Risk.  Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS INVESTMENT GRADE FUND		1 Year	5 Years	10 Years
CLASS A	[1]	4.54%	5.26%	4.78%
CLASS B	[1]	6.02%	5.45%	4.80%
After Taxes on Distributions CLASS A	[1]	3.10%	3.54%	3.00%
After Taxes on Distributions and Sales CLASS A	[1]	2.91%	3.37%	2.95%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	[1]	10.37%	7.71%	6.31%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS INVESTMENT GRADE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.  The Fund may also invest in U.S. Treasury futures and options on treasury futures to hedge against changes in interest rates.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment which offers current income and a moderate degree of credit risk,

■ Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.

Derivatives Risk.  Investments in U.S. Treasury futures and options on treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 10.39% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.71%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.31%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	687
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	925
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Annual Return 2003	rr_AnnualReturn2003	8.02%
Annual Return 2004	rr_AnnualReturn2004	4.01%
Annual Return 2005	rr_AnnualReturn2005	0.85%
Annual Return 2006	rr_AnnualReturn2006	3.65%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(11.57%)
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	9.09%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	10.93%
1 Year	rr_AverageAnnualReturnYear01	4.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.78%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.10%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.54%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.00%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	603
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,113
1 Year	rr_AverageAnnualReturnYear01	6.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.45%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.80%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

First Investors International Opportunities Bond Fund | First Investors International Opportunities Bond Fund
First Investors International Opportunities Bond Fund
Investment Objective:
The Fund seeks total return consisting of income and capital appreciation.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors International Opportunities Bond Fund	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors International Opportunities Bond Fund		Class A		Advisor Class		Institutional Class
Management Fees		0.75%	[1]	0.75%	[2]	0.75%	[2]
Distribution and Service (12b-1) Fees		0.30%	[1]	none	[2]	none	[2]
Other Expenses	[2]	0.50%	[1]	0.37%	[3]	0.23%	[3]
Total Annual Fund Operating Expenses		1.55%	[1]	1.12%	[2]	0.98%	[2]
Fee Limitation and/or Expense Reimbursement		0.25%	[1]	none	[2]	none	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.30%	[1]	1.12%	[2]	0.98%	[2]
[1]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A shares to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2014 with the approval of the Fund's Board of Trustees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors International Opportunities Bond Fund (USD $)	1 year	3 years
Class A	700	993
Advisor Class	114	356
Institutional Class	100	312

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors International Opportunities Bond Fund (USD $)	1 year	3 years
Class A	700	993
Advisor Class	114	356
Institutional Class	100	312

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.

The Fund will normally invest its assets in debt and fixed income securities of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  To a lesser extent, the Fund may also invest in emerging markets.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The Fund intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want exposure to debt securities of foreign issuers,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.

Market Risk.  The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
Performance information has not been provided because the Fund commenced operations on August 20, 2012 and it does not have a full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors International Opportunities Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2014).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund will notify shareholders at least 60 days before making any changes to this 80% policy.  For purposes of the 80% test, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”.

The Fund will normally invest its assets in debt and fixed income securities of issuers located in developed countries outside of the United States.  The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.  Any country that has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) at the time of purchase will be considered a developed country.  An issuer is considered by the subadviser to be located in a developed country if such issuer meets certain criteria of the subadviser.  To a lesser extent, the Fund may also invest in emerging markets.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure.  The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes.  These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.  The Fund intends to maintain a weighted average portfolio quality of A- or better, whether composed of rated securities or unrated securities deemed by the subadviser to be of comparable quality.

The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.

The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want exposure to debt securities of foreign issuers,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.

Market Risk.  The market prices of the Fund’s securities may decline over short or even extended periods due to general market conditions, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  If the Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Currency Risk.  The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions in the U.S. or abroad.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield debt securities also tend to be less liquid than higher quality debt securities.

Non-Diversification Risk.  The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a diversified mutual fund.

Derivatives Risk.  Forward foreign currency contracts and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

Valuation Risk.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive fewer shares or lower redemption proceeds than they would have received if the Fund had not fair valued the security or had used a different valuation methodology.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information has not been provided because the Fund commenced operations on August 20, 2012 and it does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information has not been provided because the Fund commenced operations on August 20, 2012 and it does not have a full calendar year of performance.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 356

[1]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A shares to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2014 with the approval of the Fund's Board of Trustees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS FUND FOR INCOME | FIRST INVESTORS FUND FOR INCOME
FIRST INVESTORS FUND FOR INCOME
Investment Objective:
The Fund seeks high current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS FUND FOR INCOME	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS FUND FOR INCOME	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.73%	[1]	0.73%	[1]	0.73%	[2]	0.73%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.22%	[1]	0.35%	[1]	0.24%	[2],[3]	0.10%	[2],[3]
Total Annual Fund Operating Expenses	1.25%	[1]	2.08%	[1]	0.97%	[2]	0.83%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	695	949	1,222	1,999
CLASS B	611	952	1,319	2,198
Advisor Class	99	309	536	1,190
Institutional Class	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS FUND FOR INCOME (USD $)	1 year	3 years	5 years	10 years
CLASS A	695	949	1,222	1,999
CLASS B	211	652	1,119	2,198
Advisor Class	99	309	536	1,190
Institutional Class	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment that offers a high level of current income,

■ Are willing to accept a high degree of credit risk and market volatility, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser.  Therefore, the performance shown for the Fund for the periods prior to that date is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS FUND FOR INCOME		1 Year	5 Years	10 Years
CLASS A	[1]	6.64%	4.56%	6.59%
CLASS B	[1]	8.35%	4.84%	6.63%
After Taxes on Distributions CLASS A	[1]	4.41%	1.88%	3.89%
After Taxes on Distributions and Sales CLASS A	[1]	4.24%	2.10%	3.95%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]	14.58%	9.11%	9.29%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS FUND FOR INCOME
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking an investment that offers a high level of current income,

■ Are willing to accept a high degree of credit risk and market volatility, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser.  Therefore, the performance shown for the Fund for the periods prior to that date is not necessarily reflective of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 15.60% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.11%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.29%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	949
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Return 2003	rr_AnnualReturn2003	25.31%
Annual Return 2004	rr_AnnualReturn2004	10.12%
Annual Return 2005	rr_AnnualReturn2005	(0.63%)
Annual Return 2006	rr_AnnualReturn2006	9.81%
Annual Return 2007	rr_AnnualReturn2007	0.54%
Annual Return 2008	rr_AnnualReturn2008	(27.42%)
Annual Return 2009	rr_AnnualReturn2009	35.51%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	5.25%
Annual Return 2012	rr_AnnualReturn2012	13.11%
1 Year	rr_AverageAnnualReturnYear01	6.64%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.59%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,198
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,198
1 Year	rr_AverageAnnualReturnYear01	8.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.84%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.63%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS TOTAL RETURN FUND | FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS TOTAL RETURN FUND
Investment Objective:
The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS TOTAL RETURN FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS TOTAL RETURN FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.74%	[1]	0.74%	[1]	0.74%	[2]	0.74%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.24%	[1]	0.30%	[1]	0.23%	[2],[3]	0.09%	[2],[3]
Total Annual Fund Operating Expenses	1.28%	[1]	2.04%	[1]	0.97%	[2]	0.83%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	698	958	1,237	2,031
CLASS B	607	940	1,298	2,174
Advisor Class	99	309	536	1,190
Institutional Class	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS TOTAL RETURN FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	698	958	1,237	2,031
CLASS B	207	640	1,098	2,174
Advisor Class	99	309	536	1,190
Institutional Class	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want an investment that provides diversification among different asset classes,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS TOTAL RETURN FUND		1 Year	5 Years	10 Years
CLASS A	[1]	6.40%	3.28%	6.23%
CLASS B	[1]	8.12%	3.42%	6.20%
After Taxes on Distributions CLASS A	[1]	5.58%	2.59%	5.56%
After Taxes on Distributions and Sales CLASS A	[1]	4.60%	2.38%	5.07%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	7.10%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	[1]	4.42%	6.02%	5.25%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS TOTAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund allocates its assets among stocks, bonds and money market instruments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market instruments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Want an investment that provides diversification among different asset classes,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 11.86% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	698
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	958
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,237
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,031
Annual Return 2003	rr_AnnualReturn2003	20.53%
Annual Return 2004	rr_AnnualReturn2004	7.97%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	10.18%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(21.06%)
Annual Return 2009	rr_AnnualReturn2009	20.61%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Annual Return 2011	rr_AnnualReturn2011	3.57%
Annual Return 2012	rr_AnnualReturn2012	12.91%
1 Year	rr_AverageAnnualReturnYear01	6.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.28%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.23%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.56%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.07%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,174
1 Year	rr_AverageAnnualReturnYear01	8.12%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.20%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

First Investors Equity Income Fund | First Investors Equity Income Fund
First Investors Equity Income Fund
Investment Objective:
The Fund seeks total return.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Equity Income Fund	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Equity Income Fund	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.74%	[1]	0.74%	[1]	0.74%	[2]	0.74%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.25%	[1]	0.39%	[1]	0.24%	[2],[3]	0.10%	[2],[3]
Total Annual Fund Operating Expenses	1.29%	[1]	2.13%	[1]	0.98%	[2]	0.84%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Equity Income Fund (USD $)	1 year	3 years	5 years	10 years
CLASS A	699	960	1,242	2,042
CLASS B	616	967	1,344	2,248
Advisor Class	100	312	542	1,201
Institutional Class	86	268	466	1,037

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Equity Income Fund (USD $)	1 year	3 years	5 years	10 years
CLASS A	699	960	1,242	2,042
CLASS B	216	667	1,144	2,248
Advisor Class	100	312	542	1,201
Institutional Class	86	268	466	1,037

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors Equity Income Fund		1 Year	5 Years	10 Years
CLASS A	[1]	4.09%	0.24%	6.21%
CLASS B	[1]	5.70%	0.36%	6.14%
After Taxes on Distributions CLASS A	[1]	3.83%	(0.01%)	5.96%
After Taxes on Distributions and Sales CLASS A	[1]	2.98%	0.12%	5.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	7.10%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities.  For purposes of this 80% test, equities may include common stock, preferred stock, equity-based ETFs and other instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking total return,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 14.33% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	699
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2003	rr_AnnualReturn2003	25.25%
Annual Return 2004	rr_AnnualReturn2004	15.13%
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	19.78%
Annual Return 2007	rr_AnnualReturn2007	(0.99%)
Annual Return 2008	rr_AnnualReturn2008	(29.09%)
Annual Return 2009	rr_AnnualReturn2009	19.61%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	10.45%
1 Year	rr_AverageAnnualReturnYear01	4.09%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.24%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.21%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.96%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.38%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	967
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
1 Year	rr_AverageAnnualReturnYear01	5.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.36%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.14%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	466
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS GROWTH & INCOME FUND | FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS GROWTH & INCOME FUND
Investment Objective:
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GROWTH & INCOME FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses FIRST INVESTORS GROWTH & INCOME FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.70%	[1]	0.70%	[1]	0.70%	[2]	0.70%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.23%	[1]	0.31%	[1]	0.22%	[2],[3]	0.08%	[2],[3]
Total Annual Fund Operating Expenses	1.23%	[1]	2.01%	[1]	0.92%	[2]	0.78%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	604	930	1,283	2,137
Advisor Class	94	293	509	1,131
Institutional Class	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS GROWTH & INCOME FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	693	943	1,212	1,978
CLASS B	204	630	1,083	2,137
Advisor Class	94	293	509	1,131
Institutional Class	80	249	433	966

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS GROWTH & INCOME FUND		1 Year	5 Years	10 Years
CLASS A	[1]	10.08%	1.00%	6.57%
CLASS B	[1]	11.94%	1.10%	6.46%
After Taxes on Distributions CLASS A	[1]	9.87%	0.83%	6.36%
After Taxes on Distributions and Sales CLASS A	[1]	6.82%	0.79%	5.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	7.10%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS GROWTH & INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 16.90% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
Annual Return 2003	rr_AnnualReturn2003	29.85%
Annual Return 2004	rr_AnnualReturn2004	10.87%
Annual Return 2005	rr_AnnualReturn2005	6.68%
Annual Return 2006	rr_AnnualReturn2006	14.17%
Annual Return 2007	rr_AnnualReturn2007	2.47%
Annual Return 2008	rr_AnnualReturn2008	(35.86%)
Annual Return 2009	rr_AnnualReturn2009	27.42%
Annual Return 2010	rr_AnnualReturn2010	14.95%
Annual Return 2011	rr_AnnualReturn2011	1.64%
Annual Return 2012	rr_AnnualReturn2012	16.79%
1 Year	rr_AverageAnnualReturnYear01	10.08%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.36%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	604
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	11.94%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.46%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 966
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS GLOBAL FUND | FIRST INVESTORS GLOBAL FUND
FIRST INVESTORS GLOBAL FUND
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GLOBAL FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GLOBAL FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.95%	[1]	0.95%	[1]	0.95%	[2]	0.95%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.37%	[1]	0.50%	[1]	0.31%	[2],[3]	0.17%	[2],[3]
Total Annual Fund Operating Expenses	1.62%	[1]	2.45%	[1]	1.26%	[2]	1.12%	[2]
[1]	The expense information in the table has been restated to reflect (i) a reduction in advisory fee rate as of May 18, 2012; (ii) a revised allocation of expenses between the Fund's share classes; and (iii) that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	730	1,057	1,406	2,386
CLASS B	648	1,064	1,506	2,581
Advisor Class	128	400	692	1,523
Institutional Class	114	356	617	1,363

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS GLOBAL FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	730	1,057	1,406	2,386
CLASS B	248	764	1,306	2,581
Advisor Class	128	400	692	1,523
Institutional Class	114	356	617	1,363

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.

A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in both U.S. and foreign companies,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS GLOBAL FUND		1 Year	5 Years	10 Years
CLASS A	[1]	9.32%	(2.91%)	6.37%
CLASS B	[1]	11.26%	(2.86%)	6.31%
After Taxes on Distributions CLASS A	[1]	9.19%	(2.98%)	5.78%
After Taxes on Distributions and Sales CLASS A	[1]	6.12%	(2.49%)	5.41%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	[1]	16.80%	(0.61%)	8.66%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS GLOBAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.

A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in both U.S. and foreign companies,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 19.46% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.61%)	[1]
10 Years	rr_AverageAnnualReturnYear10	8.66%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	730
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,057
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	730
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,386
Annual Return 2003	rr_AnnualReturn2003	28.82%
Annual Return 2004	rr_AnnualReturn2004	12.37%
Annual Return 2005	rr_AnnualReturn2005	8.07%
Annual Return 2006	rr_AnnualReturn2006	17.77%
Annual Return 2007	rr_AnnualReturn2007	16.64%
Annual Return 2008	rr_AnnualReturn2008	(41.20%)
Annual Return 2009	rr_AnnualReturn2009	32.22%
Annual Return 2010	rr_AnnualReturn2010	12.46%
Annual Return 2011	rr_AnnualReturn2011	(9.79%)
Annual Return 2012	rr_AnnualReturn2012	16.05%
1 Year	rr_AverageAnnualReturnYear01	9.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[1]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.98%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.49%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.41%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,064
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,581
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,581
1 Year	rr_AverageAnnualReturnYear01	11.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.86%)	[1]
10 Years	rr_AverageAnnualReturnYear10	6.31%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,363
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect (i) a reduction in advisory fee rate as of May 18, 2012; (ii) a revised allocation of expenses between the Fund's share classes; and (iii) that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS SELECT GROWTH FUND | FIRST INVESTORS SELECT GROWTH FUND
FIRST INVESTORS SELECT GROWTH FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SELECT GROWTH FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.75%	[1]	0.75%	[1]	0.75%	[2]	0.75%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.30%	[1]	0.38%	[1]	0.24%	[2],[3]	0.10%	[2],[3]
Total Annual Fund Operating Expenses	1.35%	[1]	2.13%	[1]	0.99%	[2]	0.85%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	705	978	1,272	2,105
CLASS B	616	967	1,344	2,263
Advisor Class	101	315	547	1,213
Institutional Class	87	271	471	1,049

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	705	978	1,272	2,105
CLASS B	216	667	1,144	2,263
Advisor Class	101	315	547	1,213
Institutional Class	87	271	471	1,049

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking growth of capital,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios may contain a larger number of securities.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS SELECT GROWTH FUND		1 Year	5 Years	10 Years
CLASS A	[1]	6.38%	(3.19%)	4.96%
CLASS B	[1]	7.97%	(3.11%)	4.84%
After Taxes on Distributions CLASS A	[1]	6.38%	(3.19%)	4.56%
After Taxes on Distributions and Sales CLASS A	[1]	4.15%	(2.68%)	4.30%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	15.21%	3.15%	7.69%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS SELECT GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking growth of capital,

■ Are willing to accept a moderate degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios may contain a larger number of securities.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 18.17% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.15%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.69%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	705
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	978
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,272
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Annual Return 2003	rr_AnnualReturn2003	32.00%
Annual Return 2004	rr_AnnualReturn2004	12.52%
Annual Return 2005	rr_AnnualReturn2005	8.20%
Annual Return 2006	rr_AnnualReturn2006	5.61%
Annual Return 2007	rr_AnnualReturn2007	12.49%
Annual Return 2008	rr_AnnualReturn2008	(41.77%)
Annual Return 2009	rr_AnnualReturn2009	9.09%
Annual Return 2010	rr_AnnualReturn2010	20.29%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Annual Return 2012	rr_AnnualReturn2012	12.81%
1 Year	rr_AverageAnnualReturnYear01	6.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.19%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.96%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.19%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.56%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.15%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.68%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.30%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	967
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
1 Year	rr_AverageAnnualReturnYear01	7.97%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.11%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.84%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS OPPORTUNITY FUND | FIRST INVESTORS OPPORTUNITY FUND
FIRST INVESTORS OPPORTUNITY FUND
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS OPPORTUNITY FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS OPPORTUNITY FUND		CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees		0.74%	[1]	0.74%	[1]	0.74%	[2]	0.74%	[2]
Distribution and Service (12b-1) Fees		0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses		0.26%	[1]	0.35%	[1]	0.22%	[2],[3]	0.08%	[2],[3]
Total Annual Fund Operating Expenses	[4]	1.30%	[1]	2.09%	[1]	0.96%	[2]	0.82%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	700	963	1,247	2,053
CLASS B	612	955	1,324	2,219
Advisor Class	98	306	531	1,178
Institutional Class	84	262	455	1,014

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS OPPORTUNITY FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	700	963	1,247	2,053
CLASS B	212	655	1,124	2,219
Advisor Class	98	306	531	1,178
Institutional Class	84	262	455	1,014

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in mid-and small-size companies,

■ Are willing to accept higher than average investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS OPPORTUNITY FUND		1 Year	5 Years	10 Years
CLASS A	[1]	11.84%	2.41%	8.55%
CLASS B	[1]	13.82%	2.55%	8.45%
After Taxes on Distributions CLASS A	[1]	11.06%	2.00%	8.04%
After Taxes on Distributions and Sales CLASS A	[1]	8.27%	1.85%	7.41%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	[1]	17.88%	5.15%	10.53%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in mid-and small-size companies,

■ Are willing to accept higher than average investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 20.16% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.15%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.53%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	963
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
Annual Return 2003	rr_AnnualReturn2003	33.40%
Annual Return 2004	rr_AnnualReturn2004	16.63%
Annual Return 2005	rr_AnnualReturn2005	12.96%
Annual Return 2006	rr_AnnualReturn2006	9.36%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	32.99%
Annual Return 2010	rr_AnnualReturn2010	24.02%
Annual Return 2011	rr_AnnualReturn2011	(1.01%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
1 Year	rr_AverageAnnualReturnYear01	11.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.41%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.55%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.04%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.27%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.41%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,219
1 Year	rr_AverageAnnualReturnYear01	13.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.55%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.45%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3],[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3],[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[4]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[5]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

FIRST INVESTORS SPECIAL SITUATIONS FUND | FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SPECIAL SITUATIONS FUND	CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees	0.90%	[1]	0.90%	[1]	0.90%	[2]	0.90%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.27%	[1]	0.39%	[1]	0.24%	[2],[3]	0.10%	[2],[3]
Total Annual Fund Operating Expenses	1.47%	[1]	2.29%	[1]	1.14%	[2]	1.00%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	716	1,013	1,332	2,231
CLASS B	632	1,015	1,425	2,420
Advisor Class	116	362	628	1,386
Institutional Class	102	318	552	1,225

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS SPECIAL SITUATIONS FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	716	1,013	1,332	2,231
CLASS B	232	715	1,225	2,420
Advisor Class	116	362	628	1,386
Institutional Class	102	318	552	1,225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  The Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in small-size companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Sector Risk.  The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.53% (for the quarter ended June 30, 2003) and the lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns FIRST INVESTORS SPECIAL SITUATIONS FUND		1 Year	5 Years	10 Years
CLASS A	[1]	3.06%	2.60%	8.93%
CLASS B	[1]	4.56%	2.75%	8.87%
After Taxes on Distributions CLASS A	[1]	1.95%	2.01%	8.33%
After Taxes on Distributions and Sales CLASS A	[1]	2.51%	1.95%	7.67%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.35%	3.56%	9.72%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS SPECIAL SITUATIONS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  The Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking significant growth of capital,

■ Want exposure to investments in small-size companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Sector Risk.  The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 19.53% (for the quarter ended June 30, 2003) and the lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 19.53% (for the quarter ended June 30, 2003).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[1]
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	716
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2003	rr_AnnualReturn2003	38.04%
Annual Return 2004	rr_AnnualReturn2004	11.84%
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	21.60%
Annual Return 2007	rr_AnnualReturn2007	5.92%
Annual Return 2008	rr_AnnualReturn2008	(33.21%)
Annual Return 2009	rr_AnnualReturn2009	29.64%
Annual Return 2010	rr_AnnualReturn2010	25.47%
Annual Return 2011	rr_AnnualReturn2011	1.52%
Annual Return 2012	rr_AnnualReturn2012	9.33%
1 Year	rr_AverageAnnualReturnYear01	3.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.93%	[1]
CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.33%	[1]
CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.95%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[1]
CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,420
1 Year	rr_AverageAnnualReturnYear01	4.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.75%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.87%	[1]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,386
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[3]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[4]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

First Investors International Fund | First Investors International Fund
First Investors International Fund
Investment Objective:
The Fund primarily seeks long-term capital growth.
Fees and Expenses of the Fund:
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors International Fund	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors International Fund	Class A		Class B		Advisor Class		Institutional Class
Management Fees	0.98%	[1]	0.98%	[1]	0.98%	[2]	0.98%	[2]
Distribution and Service (12b-1) Fees	0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses	0.47%	[1]	0.56%	[1]	0.36%	[2],[3]	0.22%	[2],[3]
Total Annual Fund Operating Expenses	1.75%	[1]	2.54%	[1]	1.34%	[2]	1.20%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	743	1,094	1,469	2,519
Class B	657	1,091	1,550	2,682
Advisor Class	136	425	734	1,613
Institutional Class	122	381	660	1,455

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	743	1,094	1,469	2,519
Class B	257	791	1,350	2,682
Advisor Class	136	425	734	1,613
Institutional Class	122	381	660	1,455

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking capital growth,

■ Want exposure to investments in foreign companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  The use of spot transactions does not reduce or eliminate these risks.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns First Investors International Fund		1 Year	5 Years	Since Inception
Class A	[1]	12.91%	(2.18%)	3.28%	[2]
Class B	[1]	14.85%	(2.09%)	3.49%	[2]
After Taxes on Distributions Class A	[1]	12.91%	(2.47%)	2.89%	[2]
After Taxes on Distributions and Sales Class A	[1]	8.39%	(2.00%)	2.60%	[2]
Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	17.90%	(3.21%)	2.02%	[2]
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	[1]	17.32%	(3.69%)	1.56%	[2]
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/12.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 110 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.  The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■ Are seeking capital growth,

■ Want exposure to investments in foreign companies,

■ Are willing to accept a high degree of investment risk, and

■ Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  The use of spot transactions does not reduce or eliminate these risks.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	tThe highest quarterly return was 18.55% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[1],[2]
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.69%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[1],[2]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,519
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,519
Annual Return 2007	rr_AnnualReturn2007	17.98%
Annual Return 2008	rr_AnnualReturn2008	(41.73%)
Annual Return 2009	rr_AnnualReturn2009	21.94%
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	19.74%
1 Year	rr_AverageAnnualReturnYear01	12.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.18%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[1],[2]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.47%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[1],[2]
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.00%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%	[1],[2]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	257
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	791
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
1 Year	rr_AverageAnnualReturnYear01	14.85%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.09%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%	[1],[2]
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.98%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	425
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.98%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[4]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455

[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.
[2]	Both Class A shares and Class B shares commenced operations on 6/27/06. The average annual total returns shown are for the period of 6/27/06 to 12/31/12.
[3]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund will no longer pay annual custodial fees.
[4]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2013.
[5]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least April 1, 2014, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to April 1, 2014 with the approval of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2013